Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair value of derivative instruments
Notional amount	SFr 18,185.1	SFr 17,735.7
Positive replacement value (PRV)	126.2	146.2
Negative replacement value (NRV)	SFr 121.2	147.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 18,023.5	17,595.7
Positive replacement value (PRV)	125.3	145.2
Negative replacement value (NRV)	120.9	147.3
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	14,717.9	14,690.6
Positive replacement value (PRV)	57.8	74.9
Negative replacement value (NRV)	53.4	71.6
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	4,305.9	5,221.5
Positive replacement value (PRV)	1.4	2.7
Negative replacement value (NRV)	1.3	2.8
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	9,045.8	8,087.8
Positive replacement value (PRV)	43.3	53.5
Negative replacement value (NRV)	39.1	50.2
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	884.8	968.6
Positive replacement value (PRV)	13.0	18.2
Negative replacement value (NRV)	12.8	18.0
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	341.3	296.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	140.1	116.1
Positive replacement value (PRV)	0.1	0.5
Negative replacement value (NRV)	0.2	0.6
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,609.8	1,520.3
Positive replacement value (PRV)	19.8	24.4
Negative replacement value (NRV)	21.1	28.9
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	996.1	928.4
Positive replacement value (PRV)	7.8	10.1
Negative replacement value (NRV)	6.6	11.8
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	355.3	345.8
Positive replacement value (PRV)	9.6	10.9
Negative replacement value (NRV)	11.8	13.4
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	240.3	236.3
Positive replacement value (PRV)	2.4	3.4
Negative replacement value (NRV)	2.7	3.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	17.5	8.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.6	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	594.3	467.8
Positive replacement value (PRV)	5.1	4.9
Negative replacement value (NRV)	6.3	6.0
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	1,031.0	864.4
Positive replacement value (PRV)	40.9	39.2
Negative replacement value (NRV)	39.0	39.8
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.0	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.3	0.3
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	121.3	167.6
Positive replacement value (PRV)	1.9	4.3
Negative replacement value (NRV)	4.7	8.8
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	258.8	218.3
Positive replacement value (PRV)	15.7	14.9
Negative replacement value (NRV)	11.8	10.0
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	41.6	23.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	608.3	454.0
Positive replacement value (PRV)	23.3	20.0
Negative replacement value (NRV)	22.2	20.7
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	70.5	52.6
Positive replacement value (PRV)	1.7	1.8
Negative replacement value (NRV)	1.1	1.0
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	16.0	12.2
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	11.4	9.8
Positive replacement value (PRV)	1.1	1.1
Negative replacement value (NRV)	0.6	0.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	18.4	14.8
Positive replacement value (PRV)	0.3	0.3
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	12.9	4.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	11.8	11.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	161.6	140.0
Positive replacement value (PRV)	0.9	1.0
Negative replacement value (NRV)	0.3	0.2
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	140.6	126.1
Positive replacement value (PRV)	0.7	0.9
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	140.6	126.1
Positive replacement value (PRV)	0.7	0.9
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21.0	13.9
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21.0	13.9
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.2	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	18,189.5	17,736.6
Positive replacement value (PRV)	126.3	146.2
Negative replacement value (NRV)	SFr 121.2	147.6
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 18,031.4	17,596.6
Positive replacement value (PRV)	125.4	145.2
Negative replacement value (NRV)	120.9	147.4
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	14,725.8	14,691.5
Positive replacement value (PRV)	57.9	74.9
Negative replacement value (NRV)	53.4	71.7
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	4,305.9	5,221.5
Positive replacement value (PRV)	1.4	2.7
Negative replacement value (NRV)	1.3	2.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	9,053.7	8,088.7
Positive replacement value (PRV)	43.4	53.5
Negative replacement value (NRV)	39.1	50.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	884.8	968.6
Positive replacement value (PRV)	13.0	18.2
Negative replacement value (NRV)	12.8	18.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	341.3	296.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	140.1	116.1
Positive replacement value (PRV)	0.1	0.5
Negative replacement value (NRV)	0.2	0.6
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,609.8	1,520.3
Positive replacement value (PRV)	19.8	24.4
Negative replacement value (NRV)	21.1	28.9
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	996.1	928.4
Positive replacement value (PRV)	7.8	10.1
Negative replacement value (NRV)	6.6	11.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	355.3	345.8
Positive replacement value (PRV)	9.6	10.9
Negative replacement value (NRV)	11.8	13.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	240.3	236.3
Positive replacement value (PRV)	2.4	3.4
Negative replacement value (NRV)	2.7	3.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	17.5	8.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.6	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	594.3	467.8
Positive replacement value (PRV)	5.1	4.9
Negative replacement value (NRV)	6.3	6.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	1,031.0	864.4
Positive replacement value (PRV)	40.9	39.2
Negative replacement value (NRV)	39.0	39.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.0	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.3	0.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	121.3	167.6
Positive replacement value (PRV)	1.9	4.3
Negative replacement value (NRV)	4.7	8.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	258.8	218.3
Positive replacement value (PRV)	15.7	14.9
Negative replacement value (NRV)	11.8	10.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	41.6	23.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	608.3	454.0
Positive replacement value (PRV)	23.3	20.0
Negative replacement value (NRV)	22.2	20.7
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	70.5	52.6
Positive replacement value (PRV)	1.7	1.8
Negative replacement value (NRV)	1.1	1.0
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	16.0	12.2
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.2	0.2
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	11.4	9.8
Positive replacement value (PRV)	1.1	1.1
Negative replacement value (NRV)	0.6	0.5
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	18.4	14.8
Positive replacement value (PRV)	0.3	0.3
Negative replacement value (NRV)	0.2	0.2
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	12.9	4.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	11.8	11.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	158.1	140.0
Positive replacement value (PRV)	0.9	1.0
Negative replacement value (NRV)	0.3	0.2
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	137.1	126.1
Positive replacement value (PRV)	0.7	0.9
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	137.1	126.1
Positive replacement value (PRV)	0.7	0.9
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21.0	13.9
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21.0	13.9
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0